PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS (Details) - USD ($) $ in Millions		12 Months Ended
	Aug. 10, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Net Periodic Benefit Cost (Credit), Gain (Loss) Due to Settlement		$ 5.8
Projected benefit obligations:
Balance, January 1		802.0	$ 826.7
Interest cost		26.4	27.9
Service cost		12.4	16.6
Actuarial (gain) loss		83.5	42.0
Plan amendments		0.0	(39.9)
Plan settlements		(16.4)	(5.1)
Plan curtailments		0.0	1.0
Exchange rate changes		0.3	0.1
Benefits paid		(54.4)	(65.3)
Balance, December 31		853.8	802.0	$ 826.7
Plan assets:
Fair value, January 1		544.6	550.7
Actual return		88.0	33.8
Employer contributions		29.3	22.5
Plan settlements		0.0	(2.5)
Exchange rate changes		0.2	0.0
Benefits paid		(52.4)	(59.9)
Fair value, December 31		609.7	544.6	550.7
Net benefit liabilities		(244.1)	(257.4)
Amounts recognized in Consolidated Balance Sheet:
Accrued liabilities		(27.0)	(32.1)
Other liabilities (long-term)		(217.1)	(225.3)
Net benefit liabilities		(244.1)	(257.4)
Accumulated contributions in excess of (less than) net periodic benefit cost		81.1	46.1
Amounts not yet reflected in net periodic benefit cost:
Actuarial (loss) gain		(364.4)	(361.1)
Prior service credit		39.2	57.6
Total accumulated other comprehensive income (loss)		(325.2)	(303.5)
Net benefit liabilities		(244.1)	(257.4)
Weighted-average assumptions:
Accumulated benefit obligation		830.8	764.8
Amounts that will be amortized from accumulated other comprehensive loss in next fiscal year
Actuarial (loss) gain		(36.3)
Prior service credit		18.3
Total amortization		(18.0)
Pension benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Net Periodic Benefit Cost (Credit), Gain (Loss) Due to Settlement		0.0	0.5	0.0
Projected benefit obligations:
Balance, January 1		772.1	760.0
Interest cost		25.5	26.3	31.9
Service cost		12.3	16.3	18.3
Actuarial (gain) loss		78.0	32.8
Plan amendments		0.0	0.0
Plan settlements		0.0	(2.5)
Plan curtailments		0.0	1.0
Exchange rate changes		0.3	0.1
Benefits paid		(52.4)	(59.9)
Balance, December 31		835.8	772.1	760.0
Plan assets:
Fair value, January 1		544.6	550.7
Actual return		88.0	33.8
Employer contributions		29.3	22.5
Plan settlements		0.0	(2.5)
Exchange rate changes		0.2	0.0
Benefits paid		(52.4)	(59.9)
Fair value, December 31		609.7	544.6	550.7
Net benefit liabilities		(226.1)	(227.5)
Amounts recognized in Consolidated Balance Sheet:
Accrued liabilities		(24.5)	(29.7)
Other liabilities (long-term)		(201.6)	(197.8)
Net benefit liabilities		(226.1)	(227.5)
Accumulated contributions in excess of (less than) net periodic benefit cost		120.2	109.4
Amounts not yet reflected in net periodic benefit cost:
Actuarial (loss) gain		(358.1)	(353.8)
Prior service credit		11.8	16.9
Total accumulated other comprehensive income (loss)		(346.3)	(336.9)
Net benefit liabilities		$ (226.1)	$ (227.5)
Weighted-average assumptions:
Discount rate		3.68%	4.29%
Rate of compensation increase		4.28%	4.14%
Amounts that will be amortized from accumulated other comprehensive loss in next fiscal year
Actuarial (loss) gain		$ (35.6)
Prior service credit		5.0
Total amortization		(30.6)
Other benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Net Periodic Benefit Cost (Credit), Gain (Loss) Due to Settlement		5.8	$ 0.1	0.0
Projected benefit obligations:
Balance, January 1		29.9	66.7
Interest cost		0.9	1.6	2.9
Service cost		0.1	0.3	1.3
Actuarial (gain) loss		5.5	9.2
Plan amendments		0.0	(39.9)
Plan settlements		(16.4)	(2.6)
Plan curtailments		0.0	0.0
Exchange rate changes		0.0	0.0
Benefits paid		(2.0)	(5.4)
Balance, December 31		18.0	29.9	66.7
Plan assets:
Fair value, January 1		0.0	0.0
Actual return		0.0	0.0
Employer contributions		0.0	0.0
Plan settlements		0.0	0.0
Exchange rate changes		0.0	0.0
Benefits paid		0.0	0.0
Fair value, December 31		0.0	0.0	$ 0.0
Net benefit liabilities		(18.0)	(29.9)
Amounts recognized in Consolidated Balance Sheet:
Accrued liabilities		(2.5)	(2.4)
Other liabilities (long-term)		(15.5)	(27.5)
Net benefit liabilities		(18.0)	(29.9)
Accumulated contributions in excess of (less than) net periodic benefit cost		(39.1)	(63.3)
Amounts not yet reflected in net periodic benefit cost:
Actuarial (loss) gain		(6.3)	(7.3)
Prior service credit		27.4	40.7
Total accumulated other comprehensive income (loss)		21.1	33.4
Net benefit liabilities		$ (18.0)	$ (29.9)
Weighted-average assumptions:
Discount rate		3.52%	3.94%
Amounts that will be amortized from accumulated other comprehensive loss in next fiscal year
Actuarial (loss) gain		$ (0.7)
Prior service credit		13.3
Total amortization		$ 12.6
Other Noncurrent Liabilities [Member]
Projected benefit obligations:
Actuarial (gain) loss	$ 1.9
Plan amendments	14.0
Defined Benefit Plan, Benefit Obligation, (Increase) Decrease for Remeasurement due to Settlement	(1.8)
Plan amendment
Increase (decrease) in defined benefit plan liability	10.3
Other Current Liabilities [Member]
Projected benefit obligations:
Actuarial (gain) loss	(5.2)
Plan amendments	(39.9)
Defined Benefit Plan, Benefit Obligation, (Increase) Decrease for Remeasurement due to Settlement	5.2
Plan amendment
Increase (decrease) in defined benefit plan liability	(29.5)
Accumulated Other Comprehensive Income (Loss) [Member]
Projected benefit obligations:
Actuarial (gain) loss	3.3
Plan amendments	25.9
Defined Benefit Plan, Benefit Obligation, (Increase) Decrease for Remeasurement due to Settlement	(3.4)
Plan amendment
Increase (decrease) in defined benefit plan liability	$ 19.2